35. Lease liabilities	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Lease liabilities
35.	Lease liabilities

The Company is the lessee in agreements primarily including oil and gas producing units, drilling rigs and other exploration and production equipment, vessels and support vessels, helicopters, lands and buildings.

Changes in the balance of lease liabilities are presented below:

	Balance at 12.31.2019	Remeasurement / new contracts	Payment of principal and interest (*)	Interest expenses	Foreign exchange gains and losses	Cumulative translation adjustment	Transfers	Balance at 12.31.2020
In Brazil	5,504	647	(1,568)	293	812	(1,325)	(23)	4,340
Abroad	18,357	2,104	(4,248)	1,029	2,546	(2,484)	6	17,310
Total	23,861	2,751	(5,816)	1,322	3,358	(3,809)	(17)	21,650

Payments relating to liabilities held for sale			(64)
Net cash used in financing activities			(5,880)

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Nominal Future Payments	2021	2022	2023	2024	2025	2026 onwards	Total	Recoverable taxes
Without readjustment
Vessels	2,864	2,186	1,173	693	353	1,162	8,431	247
Others	136	83	45	9	1	−	274	16
With readjusment - abroad (*)
Vessels	726	386	116	116	116	253	1,713	−
Platforms	1,503	1,295	1,268	1,224	1,192	9,569	16,051	−
With readjusment - Brazil
Vessels	337	203	150	110	75	53	928	83
Properties	101	87	90	84	84	936	1,382	14
Others	89	70	54	14	4	10	241	15
TOTAL	5,756	4,310	2,896	2,250	1,825	11,983	29,020	375
(*) Contracts signed in the U.S. Dollars.

The following table presents information on leases by class of underlying assets:

Present Value of Future Payments	Discount rate (% a.a.)	Average Period	Recoverable taxes	Closing Balance	Opening Balance
Without readjustment
Vessels	3.9933	5.3 years	228	7,462	7,199
Others	2.5681	2.3 years	15	262	319
With readjusment - abroad (*)
Platforms	6.1264	13.4 years	−	10,747	12,941
Vessels	4.6173	4.1 years	−	1,530	1,050
With readjusment - Brazil
Vessels	6.7280	3.9 years	71	794	1,147
Properties	8.4268	20.8 years	11	643	859
Others	6.4310	3.3 years	13	212	346
TOTAL	5.5398	10.4 years	338	21,650	23,861
(*) Incremental nominal rate on company debt calculated from the yield curve of bonds and credit risk of the Company, as well as terms.

Payments in certain lease agreements vary due to changes in facts or circumstances occurring after their inception other than the passage of time. Such payments are not included in the measurement of the lease obligations. Variable lease payments in the year ended December 31, 2020 amounted to US$ 785, representing 13% in relation to fixed payments (US$ 671 and 13% in the same period of 2019).

All extension options were included in the measurement of lease obligations.

In the year ended December 31, 2020, the Company recognized lease expenses in the amount of US$ 118 relating to short-term leases (US$ 674 in the same period of 2019).

At December 31, 2020, the balance of lease agreements for which the lease term has not commenced, as they relate to assets under construction or not yet available for use, is US$ 67,408 (US$ 50,130 at December 31, 2019).

The sensitivity analysis of financial instruments subject to exchange variation is presented in note 38.3.

35.1.	Accounting policy

Lease liabilities, including those whose underlying assets are of low value, are measured at the present value of lease payments, which includes recoverable taxes, non-cancellable periods and options to extend a lease when they are reasonably certain. These payments are discounted at the Company's nominal incremental rate on loans, as the interest rates implicit in lease agreements with third parties usually cannot be readily determined.

Lease remeasurements reflect changes arising from contractual rates or indexes, as well as lease terms due to new expectations of lease extensions or terminations.

Unwinding of discount on the lease liability is classified as finance expense, while payments reduce their carrying amount. According to the Company’s foreign exchange risk management, foreign exchange variations on lease liabilities denominated in U.S. dollars are designated as instruments to protect cash flow hedge relationships from highly probable future exports (see note 38.3).

In the E&P segment, some activities are conducted by joint operations where the company is the operator. In cases where all parties to the joint operation are primarily responsible for the lease payments, the Company recognizes the lease liability in proportion to its share. In addition, underlying assets arising from a specific contract in which the Company is solely responsible for the lease payments may be used in a joint operation. In such cases, the lease liabilities remain fully recognized and the partners are charged in proportion to their interests.

Payments associated with short-term leases (term of 12 months or less) are recognized as an expense over the term of the lease.